[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10343
Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2004

Date of reporting period:	August 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments August 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (96.1%)
	Advertising/Marketing Services (0.3%)
3,759	Lamar Advertising Co. (Class A) *	$164,231

	Air Freight/Couriers (0.8%)
3,755	C.H. Robinson Worldwide, Inc.	160,226
4,595	Expeditors International of Washington, Inc.	224,144
		384,370
	Airlines (0.2%)
2,702	Ryanair Holdings PLC (ADR) (Ireland) *	83,897

	Apparel/Footwear (0.7%)
9,134	Cintas Corp.	374,585

	Apparel/Footwear Retail (0.3%)
6,562	Ross Stores, Inc.	138,786

	Auto Parts: O.E.M. (0.2%)
3,576	Gentex Corp.	122,800

	Biotechnology (9.8%)
26,359	Amgen Inc. *	1,562,825
16,425	Biogen Idec Inc. *	974,495
2,286	Cephalon, Inc. *	107,465
11,753	Chiron Corp. *	498,092
12,629	Genzyme Corp. *	681,966
9,387	Gilead Sciences, Inc. *	648,923
2,189	Invitrogen Corp. *	108,355
11,838	MedImmune, Inc. *	282,573
14,862	Millennium Pharmaceuticals, Inc. *	176,709
		5,041,403
	Cable/Satellite TV (2.9%)
42,296	Comcast Corp. (Class A) *	1,191,478
9,910	EchoStar Communications Corp. (Class A) *	303,741
		1,495,219
	Chemicals: Specialty (0.3%)
2,953	Sigma-Aldrich Corp.	169,177

	Computer Communications (4.6%)
107,431	Cisco Systems, Inc. *	2,015,406
15,489	Juniper Networks, Inc. *	354,543
		2,369,949
	Computer Peripherals (0.9%)
10,719	ATI Technologies Inc. (Canada) *	154,997
16,161	Network Appliance, Inc. *	324,351
		479,348
	Computer Processing Hardware (4.9%)
23,574	Apple Computer, Inc. *	813,067
41,298	Dell Inc. *	1,438,822
64,346	Sun Microsystems, Inc. *	247,089
		2,498,978
	Containers/Packaging (0.4%)
11,019	Smurfit-Stone Container Corp. *	195,477

	Contract Drilling (0.3%)
7,658	Patterson-UTI Energy, Inc.	132,637

	Data Processing Services (1.7%)
10,845	Fiserv, Inc. *	377,189
15,934	Paychex, Inc.	472,762
		849,951
	Discount Stores (1.7%)
10,752	Costco Wholesale Corp.	442,660
4,863	Dollar Tree Stores, Inc. *	114,329
4,169	Kmart Holding Corporation *	319,429
		876,418
	Electrical Products (0.5%)
8,949	American Power Conversion Corp.	150,343

4,389	Molex Inc.	126,710
		277,053
	Electronic Components (1.5%)
26,831	Flextronics International Ltd. (Singapore) *	332,973
4,227	QLogic Corp. *	110,367
6,589	SanDisk Corp. *	153,853
24,729	Sanmina-SCI Corp. *	171,125
		768,318
	Electronic Distributors (0.4%)
3,863	CDW Corp.	225,986

	Electronic Equipment/Instruments (0.4%)
72,721	JDS Uniphase Corp. *	226,162

	Electronic Production Equipment (2.7%)
38,773	Applied Materials, Inc. *	616,103
10,594	KLA-Tencor Corp. *	395,792
6,154	Lam Research Corp. *	132,619
6,703	Novellus Systems, Inc. *	163,754
6,366	Synopsys, Inc. *	101,601
		1,409,869
	Food Retail (0.4%)
2,696	Whole Foods Market, Inc.	209,560

	Home Improvement Chains (0.4%)
3,226	Fastenal Co.	202,528

	Information Technology Services (1.2%)
8,993	Citrix Systems, Inc. *	143,079
29,830	Level 3 Communications, Inc. *	78,155
22,928	PeopleSoft, Inc. *	398,947
		620,181
	Internet Retail (2.3%)
11,960	Amazon.com, Inc. *	456,154
32,333	IAC/InterActiveCorp. *	737,516
		1,193,670
	Internet Software/Services (2.9%)
16,788	BEA Systems, Inc. *	110,801
11,312	Check Point Software Technologies Ltd. (Israel) *	198,412
26,181	Siebel Systems, Inc. *	199,237
10,398	VeriSign, Inc. *	180,509
28,811	Yahoo! Inc. *	821,402
		1,510,361
	Managed Health Care (0.1%)
4,230	First Health Group Corp. *	64,508

	Medical Distributors (0.6%)
1,823	Henry Schein, Inc. *	113,536
2,917	Patterson Companies Inc. *	213,612
		327,148
	Medical Specialties (1.7%)
15,236	Biomet, Inc.	695,523
3,438	DENTSPLY International, Inc.	175,166
		870,689
	Medical/Nursing Services (0.3%)
4,264	Lincare Holdings, Inc. *	137,045

	Movies/Entertainment (0.4%)
2,516	Pixar *	195,544

	Other Consumer Services (5.1%)
7,941	Apollo Group, Inc. (Class A) *	619,398
4,581	Career Education Corp. *	141,278
21,803	eBay Inc. *	1,886,832
		2,647,508
	Packaged Software (14.8%)
10,405	Adobe Systems, Inc.	477,277
10,593	Compuware Corp. *	47,986
11,029	Intuit Inc. *	466,416
4,365	Mercury Interactive Corp. *	150,636
165,222	Microsoft Corp.**	4,510,561
96,333	Oracle Corp. *	960,440
14,473	Symantec Corp. *	694,125
19,436	VERITAS Software Corp. *	324,970
		7,632,411

	Pharmaceuticals: Other (1.1%)
19,946	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	543,529

	Recreational Products (1.3%)
13,571	Electronic Arts Inc. *	675,564

	Restaurants (2.1%)
24,519	Starbucks Corp. *	1,060,202

	Semiconductors (11.0%)
23,415	Altera Corp. *	443,012
10,266	Broadcom Corp. (Class A) *	278,619
100,726	Intel Corp.	2,144,457
6,757	Intersil Corp. (Class A)	117,775
18,392	Linear Technology Corp.	657,882
11,272	Marvell Technology Group Ltd. (Bermuda) *	260,609
20,081	Maxim Integrated Products, Inc.	872,118
7,646	Microchip Technology Inc.	201,778
7,976	NVIDIA Corp. *	99,381
20,479	Xilinx, Inc.	561,739
		5,637,370
	Services to the Health Industry (0.4%)
3,093	Express Scripts, Inc. (Class A) *	195,478

	Specialty Stores (2.5%)
17,971	Bed Bath & Beyond Inc. *	672,475
6,360	PETSMART, Inc.	178,462
14,859	Staples, Inc.	426,156
		1,277,093
	Telecommunication Equipment (8.2%)
9,032	Comverse Technology, Inc. *	158,150
4,463	Garmin Ltd. (Cayman Islands) *	173,655
86,914	QUALCOMM Inc.	3,307,078
8,223	Research In Motion Ltd. (Canada) *	495,189
10,547	Tellabs, Inc. *	95,661
		4,229,733

	Trucks/Construction/Farm Machinery (1.0%)
8,746	PACCAR, Inc.	526,422

	Wireless Telecommunications (2.8%)
61,522	Nextel Communications, Inc. (Class A) *	1,426,695

	TOTAL COMMON STOCKS
	(Cost $46,876,518)	49,467,853

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENTS (3.9%)
	REPURCHASE AGREEMENT
$2,008	Joint repurchase agreement account 1.57% due 09/01/04 (dated 08/31/04; proceeds $2,008,088) (a) (Cost $2,008,000)		2,008,000

	TOTAL INVESTMENTS (Cost $48,884,518)(b)(c)	100.0%	51,475,853
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	111
	NET ASSETS	100.0%	$51,475,964

ADR                                               American Depository Receipt.

*                                                                 Non-income producing security.

**                                                          A portion of this security is physically segregated in connection with open futures contracts in the amount of $375,000.

(a)                                                       Collateralized by federal agency and U.S. Treasury obligations.

(b)                                                       Securities have been designated as collateral in an amount equal to $1,843,725 in connection with open futures contracts.

(c)                                                        The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $8,513,325 and the aggregate gross unrealized depreciation is $5,921,990, resulting in net unrealized appreciation of $2,591,335.

Futures Contracts Open at August 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
15	Long	Nasdaq-100 Index	$2,055,000	$(163,800)
		September/2004

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004